Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Schedule of property, plant and equipment

	December 31, 2019			December 31,
				2018
		Accumulated
	Cost	depreciation	Net value	Net value
Computers and electronics	58,270	(36,659)	21,611	13,527
Vehicles	9,745	(5,437)	4,308	4,808
Furniture and fixtures	16,447	(6,818)	9,629	9,079
Facilities, machinery and equipment	36,810	(17,142)	19,668	21,230
Leasehold improvements	41,956	(18,523)	23,433	21,942
Real Estate	3,350	(804)	2,546	2,681
Land and others	1,006	—	1,006	1,006
Total (*)	167,584	(85,383)	82,201	74,273

(*)   The amounts presented include R$ 4,449  (R$ 368 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

The financial activity of property, plant and equipment balances is described below:

	Cost

	Balance at	Addition	Addition -	IAS 29			Balance at
	12/31/2018	(*)	acquisition	(**)	Write-offs	Transfers	12/31/2019
Computers and electronics	44,908	13,000	1,001	179	(818)	—	58,270
Vehicles	9,580	1,729	—	10	(1,574)	—	9,745
Furniture and fixtures	14,420	1,452	666	15	(106)	—	16,447
Facilities, machinery and equipment	35,179	1,551	403	—	(323)	—	36,810
Leasehold improvements	37,887	1,256	454	652	(560)	2,267	41,956
Constructions in progress	—	2,267	—	—	—	(2,267)	—
Real Estate	3,350	—	—	—	—	—	3,350
Land and others	1,006	2	—	—	(2)	—	1,006
Total	146,330	21,257	2,524	856	(3,383)	—	167,584

(*)  In the statement of cash flow, only additions with cash disbursement are being considered as investment activities.

(**) Amounts related to update of IAS 29 (hyperinflation) in Napse Argentina

		Accumulated depreciation
	Annual
	depreciation	Balance at	Addition	Addition -		Balance at
	rate	12/31/2018		acquisition (*)	Write-offs	12/31/2019
Computers and electronics	20%	(31,381)	(5,541)	(414)	677	(36,659)
Vehicles	20%	(4,772)	(1,811)	—	1,146	(5,437)
Furniture and fixtures	10%	(5,341)	(1,316)	(178)	17	(6,818)
Facilities, machinery and equipment	10%	(13,949)	(3,220)	(96)	123	(17,142)
Leasehold improvements	10%	(15,945)	(2,701)	(41)	164	(18,523)
Real Estate	4%	(669)	(135)	—	—	(804)
Total		(72,057)	(14,724)	(729)	2,127	(85,383)